Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from Operating Activities
Loss for the year	$ (21,676)	$ (15,036)	$ (15,375)
Adjustments to reconcile loss to net cash used in operating activities	4,619	2,911	3,880
Net cash used in operating activities	(17,057)	(12,125)	(11,495)
Cash Flows from Investing Activities
Changes in short term deposits	10,297	(12,347)	67
Proceeds from sales of marketable securities			68
Investment in SAFE	(286)
Investment in equity securities	(715)
Purchase of fixed assets	(313)	(235)	(50)
Net cash provided by (used in) investing activities	8,983	(12,582)	85
Cash flows from Financing Activities
Issuance of ordinary shares, net of issuance expenses		13,508	45,017
Proceeds from exercise of warrants		595
Proceeds from exercise of options		57	263
Net cash provided by financing activities		14,160	45,280
Effect of exchange rate changes on cash and cash equivalents	(839)	(37)	75
(Decrease) increase in cash and cash equivalents and restricted cash	(8,913)	(10,584)	33,945
Cash and cash equivalents and restricted cash at the beginning of the period	28,188	38,772	4,827
Cash and cash equivalents and restricted cash at the end of the period	19,275	28,188	38,772
Adjustments to reconcile loss to net cash used in operating activities:
Share-based payment	1,826	2,464	1,162
Depreciation	218	159	254
Equity in net loss of an affiliated company			2,718
Revaluation of marketable securities	2,217	30	(87)
Exchange rate changes on cash and cash equivalents	839	37	(75)
Changes in assets and liabilities:
Decrease (increase) in other current assets	(182)	(259)	212
Increase (decrease) in trade payables	62	(138)	(296)
Change in operating lease liability	(289)	(33)	60
Increase (decrease) in other payables	(72)	651	(68)
Non-Cash Activities
Accrued issuance expenses recorded in shareholders’ equity			310
Conversion of SAFE to investment in equity securities	$ 286